Schedule of Revenue and Earnings of FGF Included in the Condensed Consolidated Statement of Operation from the Acquisition Date (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Revenue	$ 324
Net loss	$ (1,026)